CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Cash flows from operating activities:
Net income (loss)	$ 14,077,831	¥ 94,289,395	¥ (25,866,828)	¥ (20,122,604)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	498,657	3,339,868	3,150,789	1,609,700
Loss (gain) from disposal of equipment	7,260	48,628	19,590	(89,156)
Changes in warrants liability	(26,051,481)	(174,485,575)	(35,365,792)	0
Amortization of offering cost of warrants			12,584,024	0
Provision of (net recovery of) credit losses	(98,365)	(658,823)	8,191,247	2,203,531
Provision for slow moving inventories	39,758	266,285	654,673	56,817
Impairment loss of property and equipment		0	768,312	0
Impairment loss on goodwill	338,457	2,266,893	0	0
Amortization of right of use assets	468,595	3,138,518	1,866,803	1,408,551
Restricted shares issued for management and employees	5,862,215	39,263,485	6,140,037	7,944,835
Remeasurement gain of previously held equity interests in connection with step acquisition			(979,254)	0
Loss (income) from investment in unconsolidated entity	(2,301)	(15,411)	266,707	(462,879)
Deferred tax benefit	(93,179)	(624,087)	(425,913)	0
Interest expenses related to convertible notes			430,416	0
Accrured interest income from loans to third parties	(40,396)	(270,563)	0	0
Restricted shares issued for services	1,334,173	8,935,919	0	33,927
Changes in operating assets and liabilities:
Notes receivable	(675,256)	(4,522,674)	(2,124,748)	(1,107,205)
Trade accounts receivable	569,129	3,811,866	18,326,410	18,428,088
Trade accounts receivable-related party			3,409,912	0
Inventories	(102,914)	(689,291)	(2,502,263)	(1,124,935)
Other receivables	42,669	285,786	(338,468)	(287,242)
Purchase advances	129,213	865,430	(899,371)	1,210,309
Contract costs	2,302,651	15,422,513	(21,944,876)	(26,938,013)
Prepaid expense	(40,942)	(274,215)	143,354	(5,457)
Prepaid expense - related parties	23,590	158,000	(433,000)	217,600
Operating lease liabilities	(238,096)	(1,594,702)	(2,762,949)	(1,419,402)
Trade accounts payable	(824,749)	(5,523,938)	(2,109,944)	8,205,660
Other payables	(944,953)	(6,329,042)	5,685,188	(14,175)
Other payables-related parties	144,746	969,468	(2,577,610)	2,207,445
Contract liabilities	(832,970)	(5,578,999)	4,160,456	3,366,033
Accrued payroll and employees' welfare	44,204	296,065	(1,593,822)	533,109
Taxes payable	143,626	961,964	76,452	(1,085,213)
Net cash used in operating activities	(3,918,828)	(26,247,237)	(34,050,468)	(5,230,676)
Cash flows from investing activities:
Purchases of property and equipment	(103,349)	(692,206)	(522,416)	(85,974)
Proceeds from disposal of equipment			0	900
Repayments of third parties loans	25,596,021	171,435,032	5,150,377	11,239,623
Payments made for loans to third parties	(25,541,745)	(171,071,510)	(51,638,458)	(9,480,000)
Payments and prepayments for construction in progress			0	(3,782,912)
Step acquisition of FGS, net of cash			471,843	0
Net cash used in investing activities	(49,073)	(328,684)	(46,538,654)	(2,108,363)
Cash flows from financing activities:
Proceeds from short-term bank loans	1,493,045	10,000,000	16,020,000	9,520,000
Repayments of short-term bank loans	(2,239,567)	(15,000,000)	(10,540,000)	(2,500,000)
Proceeds from short-term borrowings			3,660,000	200,000
Repayments of short-term borrowings	(79,131)	(530,000)	(3,360,000)	(1,000,000)
Proceeds from short-term borrowings-related parties	1,657,280	11,100,000	18,400,000	17,415,000
Repayments of short-term borrowings-related parties	(2,205,227)	(14,770,000)	(15,950,000)	(16,195,000)
Repayments of long-term borrowings-related party	(133,284)	(892,701)	(816,952)	(747,630)
Proceeds from warrants issued with common stock			212,051,414	0
Proceeds from sale of ordinary shares, net of issuance costs			81,091,141	26,141,051
Proceeds from sale of prefunded warrants, net of issuance costs	13,933	93,321	30,276,569	0
Proceeds from share issuance for warrants exercised			21,130,035	0
Proceeds from issuance of convertible notes			42,014,616	0
Capital contribution by non-controlling shareholders	0	0	50,000	405,000
Net cash provided by (used in) financing activities	(1,492,951)	(9,999,380)	394,026,823	33,238,421
Effect of exchange rate fluctuation on cash	1,534,121	10,275,148	224,365	(84,203)
Net increase (decrease) in cash and restricted cash	(3,926,731)	(26,300,153)	313,662,066	25,815,179
Cash and restricted cash at beginning of year	51,360,533	343,998,570	30,336,504	4,521,325
Cash and restricted cash at end of year	47,433,802	317,698,417	343,998,570	30,336,504
Supplemental cash flow information
Cash paid during the year for interest	213,084	1,427,174	1,682,863	1,400,462
Cash paid (received) during the year for taxes	1,525	10,214	(98,338)	282,322
Reconciliation of cash and restricted cash
Cash	51,360,533	343,998,570	30,336,504	4,521,325
Restricted cash		0	0	0
Cash and restricted cash at beginning of year	51,360,533	343,998,570	30,336,504	4,521,325
Cash	47,325,771	316,974,857	343,998,570	30,336,504
Restricted cash	108,031	723,560	0	0
Cash and restricted cash at end of year	47,433,802	317,698,417	343,998,570	30,336,504
Non-cash investing and financing activities
Issuance of common stock in exchange of shares of FGS, net of issuance costs			1,689,807	0
Cancellation of common stock issued prior years in exchange of shares of FGS , net of issuance costs			(1,689,807)	0
Issuance of common stock in exchange of shares of Starry, net of issuance costs			27,675,450	0
Cancellation of ordinary shares issued to Starry	(4,132,069)	(27,675,450)	0	0
Conversion of convertible notes to 9,225,338 shares of ordinary shares			42,435,669	0
Right-of-use assets obtained in exchange for operating lease obligations	139,999	937,672	7,242,819	1,228,963
Inventories transferred to and used as fixed assets			302,795	409,735
Payable for construction in progress			0	732,513
Receivable for disposal of property and equipment	448	3,000	0	110,000
Payable for issuance cost of common share			0	374,696
Capital contribution receivable due from non-controlling Interest			50,000,000	0
Other payable due to non-controlling interest converted into capital contribution	$ 168,714	¥ 1,130,000	¥ 0	¥ 0